Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,362,000
Previously Paid Amount	0.00
Total Fee Amount	1,430.99
Total Offset Amount	0.00
Net Fee	1,430.99
Narrative - Max Aggregate Offering Price	$ 10,362,000
Final Prospectus	true